Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets (DTA):
Net operating loss and tax credit carryforwards	$ 37,000	$ 704	$ 259
Reserves and accruals not currently deductible for tax purposes	14	96	63
Goodwill and other intangibles - DTA	0	902	865
Property, plant, and equipment	1	0	0
Investment in Vacasa Holdings, LLC	283	0	0
Investment in Subsidiaries	61	0	0
Intangibles	803	0	0
Other - DTA	312	29	0
Gross deferred tax assets	38,474	1,731	1,187
Less: valuation allowance	(38,376)	(1,672)	(1,125)
Total deferred tax assets	98	59	62
Deferred Tax Liabilities (DTL):
Property, plant and equipment	(72)	(46)	(5)
Goodwill and other intangibles - DTL	(1,157)	(1,218)	(1,549)
Other - DTL	(4)	(3)	(10)
Total deferred tax liabilities	(1,233)	(1,267)	(1,564)
Net deferred tax liability	$ (1,135)	$ (1,208)	$ (1,502)